Long-term Debt (Details Narrative) (10-K) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2020	Feb. 29, 2020	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2020	Jun. 30, 2018
Term loan amount	$ 1,625,000
Debt issuance costs				23,000
Debt instrument principal amount	3,250,000
Interest expense debt				236,000	$ 296,000
Avidbank [Member]
Prepayment of debt		$ 150,000
Subsequent Event [Member] | Avidbank [Member]
Prepayment of debt		$ 150,000
Debt instrument principal amount						$ 2,750,000
Avidbank [Member]
Debt issuance costs							$ 3,000
Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained	2,000,000
Loan and Security Agreement [Member]
Term loan amount				2,750,000
Debt issuance costs				11,000
Loan and Security Agreement [Member] | Avidbank [Member]
Term of the loan			48 months
Term loan amount			$ 4,000,000
Debt instrument monthly principal payments			83,000
Debt issuance costs	$ 26,000		23,000
Facility fee			20,000
Minimum EBITDA amount			1,000,000
Loan and Security Agreement [Member] | Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained			$ 2,000,000	$ 2,000,000